Contingencies - Schedule of Changes in Liability for Representation and Warrant Obligations, Compensatory Fees for Foreclosures that may Ultimately Exceed Investor Timelines and Related Indemnification Obligations (Details) - USD ($)
$ in Thousands
	9 Months Ended				12 Months Ended
	Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014		Dec. 31, 2013
Indemnification Obligations Liability [Roll Forward]
Beginning balance	$ 132,918		$ 192,716		$ 192,716		$ 38,140
Provision for representation and warranty obligations	1,695		5,076		(1,947)		18,154
New production reserves	664		820		1,605		1,325
Obligations assumed in connection with MSR and servicing business acquisitions					0		190,658
Charge-offs and other	(48,404)	[1]	(54,776)	[1]	(59,456)	[2]	(55,561)	[2]
Ending balance	$ 86,873		$ 143,836		$ 132,918		$ 192,716

[1]	Includes principal and interest losses realized in connection with repurchased loans, make-whole, indemnification and fee payments and settlements net of recoveries, if any.
[2]	Includes principal and interest losses realized in connection with repurchased loans, make-whole, indemnification and fee payments and settlements net of recoveries, if any.